Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following tables and related disclosures provide information about (i) the "total compensation" of our PEO, and our other named executive officer's (the "Non-PEO NEOs") as presented in the Summary Compensation Table of this proxy statement, (ii) the "compensation actually paid" to our NEO and non-PEO NEO's, as calculated pursuant to the SEC's pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the "compensation actually paid" to those financial performance measures.

The disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return (4)	Net Loss (5)
2025	$1,345,958	$722,258	$765,094	$472,221	0.83	(33,560,000)
2024	$1,458,759	$339,595	$841,851	$239,920	10.69	(26,048,000)
2023	$1,414,599	$1,437,125	$719,874	$705,677	80.98	(29,769,000)

(1) The principal executive officer (PEO) is Walter V. Klemp, our chairman, president and chief executive officer. The Non-PEO NEOs are Jonathan P. Foster, our chief financial officer and executive vice president; and Donald Picker, our chief scientific officer.

(2) The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

PEO Total Compensation Amount	$ 1,345,958	$ 1,458,759	$ 1,414,599
PEO Actually Paid Compensation Amount	$ 722,258	339,595	1,437,125
Adjustment To PEO Compensation, Footnote

(3) Compensation Actually Paid reflects the exclusions and inclusions for the PEO (Mr. Klemp) and the Non-PEO NEOs (Mr. Foster and Dr. Picker) set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value as of the vesting date of equity awards granted in prior years that vested during that year. In 2023 through 2025, we did not have any awards granted in any prior year that failed to meet applicable vesting conditions during the covered year. Equity values are calculated in accordance with ASC Topic 718. The valuation approach is not materially different from the approach used for equity grant date valuations.

Year	Summary Comp. Table Total for CEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years' Awards Vested During Year	Comp. Actually Paid to CEO
2025	$1,345,958	$324,893	$131,168	$(343,670)	-	$(86,305)	$722,258
2024	$1,458,759	$479,231	$386,372	$(743,573)	-	$(282,731)	$339,595
2023	$1,414,599	$520,056	$781,556	$(116,067)	-	$(122,907)	$1,437,125

Non-PEO NEO Average Total Compensation Amount	$ 765,094	841,851	719,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 472,221	239,920	705,677
Adjustment to Non-PEO NEO Compensation Footnote
Year	Avg. Summary Comp. Table Total for Non-PEO NEOs	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years' Awards Vested During Year	Average Comp. Actually Paid to Non-PEO NEOs
2025	$765,094	$156,546	$59,146	$(154,653)	-	$(40,820)	$472,221
2024	$841,851	$247,615	$372,456	$(544,242)	-	$(182,529)	$239,920
2023	$719,874	$171,073	$256,517	$(51,180)	-	$(48,461)	$705,677

(4) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2022.

(5) The amounts presented for 2024 and 2025 are as reported in the audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025. The amount presented for 2023 is as reported in the audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2023, which have not been restated. During 2025 we changed our accounting policy for the classification of certain warrants from liability classification to equity classification and applied the change retrospectively. As a result, the net loss for the year ended December 31, 2024 reported in our Annual Report on Form 10-K for the year ended December 31, 2025 differs from the net loss for that year as originally reported, which was $21.8 million.

Relationship Between Compensation Actually Paid and Performance

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid has been below the total compensation reported in the Summary Compensation Table in each of the last two fiscal years, reflecting the decline in the market price of our common stock. The value of a fixed $100 investment made on December 31, 2022 fell to $80.98 at the end of 2023, $10.69 at the end of 2024 and $0.83 at the end of 2025. Over the same period, Compensation Actually Paid to our PEO moved from $1,437,125 in 2023 to $339,595 in 2024 and $722,258 in 2025, and the average Compensation Actually Paid to our other named executive officers moved from $705,677 to $239,920 and then to $472,221. The decrease from 2023 to 2024 tracked the decline in total shareholder return, as the fair value of outstanding equity awards fell with the share price. Compensation Actually Paid increased in 2025 even though total shareholder return declined further, because the options and performance stock units granted in November 2025 carried fair value at December 31, 2025, while the reductions in the fair value of awards granted in prior years were smaller in 2025 than in 2024, those awards having already been written down to low values at the end of 2024. Our net loss was $29.8 million in 2023, $26.0 million in 2024 and $33.6 million in 2025. Because we are a clinical-stage company with no product revenue, our net loss reflects the cost of advancing our clinical programs rather than commercial performance, and the Compensation Committee does not use net loss to determine compensation. Accordingly, we do not consider there to be a meaningful relationship between our net loss and Compensation Actually Paid.

Total Shareholder Return Amount	$ 0.83	10.69	80.98
Net Income (Loss)	(33,560,000)	(26,048,000)	(29,769,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,893	479,231	520,056
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,168	386,372	781,556
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,670)	(743,573)	(116,067)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,305)	(282,731)	(122,907)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,546	247,615	171,073
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,146	372,456	256,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,653)	(544,242)	(51,180)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,820)	$ (182,529)	$ (48,461)